CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (10,362,335)	$ (25,033,872)	$ 2,003,326
Net income (loss) from discontinued operations	(3,500,112)	(25,956,512)	2,900,748
Net income (loss) from continuing operations	(6,862,223)	922,640	(897,422)
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense	1,055,744	1,408,421	239,871
Depreciation and amortization	619,207	269,595	216,369
Change in fair value of warrants liability	(390,324)	(2,866,171)	346,691
Change in deferred tax assets	0	125,676	(2,698)
Provision for accounts receivable	10,014	35,900	0
Provision (benefit) for other receivables	(1,899)	27,200	0
Provision for advances to suppliers - third parties	429	326,098	0
Change in warranty reserve	(120,105)	(209,227)	0
Provision for inventory obsolescence	16,203	142,207	0
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable	(487,197)	1,743,792	2,366,023
Decrease (Increase) in advances to suppliers - third parties	1,005,042	3,751,434
Decrease (Increase) in advance to supplier - related party	623,583	(1,498,627)	(4,004,830)
Decrease (Increase) in other receivables	1,605,521	(443,285)	2,265,617
Decrease (Increase) in inventories	92,020	(3,676,810)	(171,634)
Decrease (Increase) in taxes receivable	0	372,935	(34,569)
Increase in long-term prepaid expenses	(166,548)	(142,377)
Increase (Decrease) in accounts payable	208,457	(19,710)	72,791
(Decrease) Increase in advances from customers	(18,463)	(256,504)	278,300
Increase (Decrease) in accrued expenses and other current liabilities	1,337,741	(33,961)	85,926
(Decrease) Increase in taxes payable	(20,702)	52,064	(325,464)
Net cash (used in) provided by operating activities from continuing operations	(1,493,500)	31,290	434,971
Net cash (used in) provided by operating activities from discontinued operations	(851,315)	4,106,063	(635,421)
Net cash (used in) provided by operating activities	(2,344,815)	4,137,353	(200,450)
Cash flows from investing activities
Capital expenditures and other additions	(27,861)	(2,053,039)	(8,536)
Purchases of intangible assets	0	(3,353,353)	0
Net cash used in investing activities from continuing operations	(27,861)	(5,406,392)	(8,536)
Net cash used in investing activities from discontinued operations	0	(5,791,256)	(1,122,085)
Net cash used in investing activities	(27,861)	(11,197,648)	(1,130,621)
Cash flows from financing activities
Proceeds from related party	3,867,859	0	0
Repayment of the loan from related party	(1,603,590)	0	0
Proceeds from bank loan	4,008,975	2,944,000	2,503,747
Repayments of bank loan	(4,810,770)	(2,948,700)	(2,502,457)
Capital contributed by non-controlling interest	0	0	329,576
Net proceeds from option exercises	36,250	194,300	0
Net proceeds from issuance of common stock	0	6,066,546	0
Net cash provided by financing activities	1,498,724	6,256,146	330,866
Effect of exchange rate fluctuations on cash and cash equivalents	(229,087)	(61,033)	87,820
Net decrease in cash and cash equivalents	(1,103,039)	(865,182)	(912,385)
Cash and cash equivalents at beginning of year	1,727,763	2,592,945	3,505,330
Cash and cash equivalents at end of year	624,724	1,727,763	2,592,945
Supplemental cash flow information
Income tax paid	0	188,695	688,219
Interest paid	196,220	176,231	159,482
Uncollected option exercise proceeds recorded as other receivable	$ 0	$ 0	$ 11,600